Cash flow information (Details 2)	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)
Decrease of associates and joint ventures through an increase of asstes held for sale	$ 0		$ 0	$ 5,101,000,000
Increase of investment properties through a decrease of financial assets				685,000,000
Increase of trading properties for sale through an increase in borrowings	0		100,000,000	30,000,000
Increase of property, plant and equipment through an increase of trade and other payables	0		0	1,820,000,000
Increase of intangible assets through an increase of trade and other payables	12,000,000			1,217,000,000
Distribution of dividends on shares	0		1,193,000,000	1,451,000,000
Increase of investment properties through a decrease in trade and other receivables		$ 0	0	69
Issuance Of NCN		4,304	0	0
Decrease of property, plant and equipment through an increase of tax receivables and tax debts	0		136,000,000	0
Distribution of dividends to non-controlling interest pending payment	0		0	4,337,000,000
Decrease in borrowings through a decrease in financial assets		0	0	6,044
Increase in investment properties through an increase in trade and other payables	185,000,000		0	1,751,000,000
Increase of investment properties through an increase of borrowings	0		668,000,000	247,000,000
Increase in rights of use through an increase in lease liabilities - Adjustment of opening balances (IFRS 16)	$ 0		0	34,787,000,000
Increase in right-of-use assets through an increase in lease liabilities		0	0	19,929
Increase in intangible assets through a decrease in investment in associates		0	1,340	0
Currency translation adjustment		177,000,000	18,748,000,000	34,929,000,000
Increase in investment properties under barter agreements		3,139	0	0
Payment of non-convertible notes		633	0	0
Decrease in lease liabilities through a decrease in trade and other receivables		3	0	0
Decrease in investment properties through an increase in property, plant and equipment		1,558
Decrease in property, plant and equipment through an increase in investment properties		600	0	0
Decrease in property, plant and equipment through an increase in revaluation surplus		556	0	0
Decrease in revaluation surplus through an increase in deferred income tax liabilities		195	0	0
Increase in intangible assets through an increase salaries and social security liabilities		26	0	0
Increase in investments in associates through a decrease in investments in financial assets		865	0	0
Decrease in borrowings through a decrease in credits for trade and other receivables		441	0	0
Increase in investments in associates and joint ventures through a decrease in investments in financial assets		45	0	0
Capital contributions from non-controlling interest through a decrease of borrowings		4	0	0
Capital contributions from non-controlling interest through an increase in trade and other receivables		$ 5	$ 0	$ 0